April 4, 2008
VIA EDGAR
United States Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Proxy Statement pursuant to Section 14(a) of the
Securities Exchange Act of 1934 filed by Mobile
Mini, Inc.

Ladies and Gentlemen:
     On behalf of our client, Mobile Mini, Inc. (“Mobile Mini”), we file herewith Mobile Mini’s Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement relates to the Merger Agreement by and among Mobile Mini, Cactus Merger Sub, Inc., a wholly-owned subsidiary of Mobile Mini, MSG WC Holdings Corp., the indirect parent of Mobile Storage Group, Inc. and Mobile Services Group, Inc., and Welsh, Carson, Anderson & Stowe X, L.P., as representative of the stockholders of MSG WC Holdings Corp., pursuant to which Cactus Merger Sub will merge with and into MSG WC Holdings Corp. and immediately thereafter, MSG WC Holdings Corp. and two of its subsidiaries will be merged into Mobile Mini.
     Please do not hesitate to contact John Reiss at (212) 819-8247, Daniel Latham at (212) 819-8524 or David Johansen at (212) 819-8509 of this firm should you have any questions regarding this filing.
Sincerely,
/s/White & Case LLP
White & Case LLP
Enclosure